Segment information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2023
Statement [Line Items]
Revenues	$ 914,157	$ 959,359	$ 986,274
Gross profit / (loss)	368,054	406,483	369,174
Other operating results, net	(4,994)	29,800	(46,173)
Profit for the year	224,366	148,839	406,477
Property, plant and equipment	712,680	711,714		$ 753,946
Investment in associates and joint ventures	187,539	191,845		$ 205,540
Offices [Member]
Statement [Line Items]
Revenues	20,065	22,646	23,745
Costs	(1,742)	(1,648)	(1,963)
Gross profit / (loss)	18,323	20,998	21,782
Net (loss) / gain from fair value adjustment of investment properties	(148,941)	(97,015)	(25,666)
General and administrative expenses	(2,365)	(2,875)	(4,325)
Selling expenses	891	251	534
Other operating results, net	182	(88)	(357)
Management fees			0
Profit / (loss) from operations	(133,692)	(79,231)	(9,100)
Share of loss of associates and joint ventures	0	0	0
Profit for the year	(133,692)	(79,231)	(9,100)
Investment and trading properties	252,868	423,239	607,034
Property, plant and equipment	511	452	18,383
Investment in associates and joint ventures	0	0	0
Other reportable assets	1,746	987	1,772
Reportable assets	255,125	424,678	627,189
Shopping Malls [Member]
Statement [Line Items]
Revenues	270,531	250,468	245,723
Costs	(20,705)	(14,937)	(16,643)
Gross profit / (loss)	249,826	235,531	229,080
Net (loss) / gain from fair value adjustment of investment properties	443,974	(20,824)	(57,854)
General and administrative expenses	(28,999)	(30,126)	(34,612)
Selling expenses	13,536	12,558	11,230
Other operating results, net	(500)	(3,960)	(3,030)
Management fees			0
Profit / (loss) from operations	650,765	168,063	122,354
Share of loss of associates and joint ventures	0	0	0
Profit for the year	650,765	168,063	122,354
Investment and trading properties	1,458,243	962,417	967,683
Property, plant and equipment	4,747	3,034	3,030
Investment in associates and joint ventures	0	0	0
Other reportable assets	2,050	1,302	2,051
Reportable assets	1,465,040	966,753	972,764
Sales and developments [Member]
Statement [Line Items]
Revenues	12,761	12,891	22,698
Costs	(17,929)	(7,451)	(6,905)
Gross profit / (loss)	(5,168)	5,440	15,793
Net (loss) / gain from fair value adjustment of investment properties	(285,328)	(357,995)	(181,839)
General and administrative expenses	(11,605)	(12,283)	(13,260)
Selling expenses	3,116	4,512	5,817
Other operating results, net	(19,070)	(5,305)	(4,579)
Management fees			0
Profit / (loss) from operations	(324,287)	(374,655)	(189,702)
Share of loss of associates and joint ventures	0	0	0
Profit for the year	(324,287)	(374,655)	(189,702)
Property, plant and equipment	26,708	26,717	26,593
Investment in associates and joint ventures	0	0	0
Other reportable assets	0	75,411	38,119
Reportable assets	812,722	1,097,464	1,479,651
Investment and trading properties	786,014	995,336	1,414,939
Hotels [Member]
Statement [Line Items]
Revenues	64,596	85,840	77,512
Costs	(43,149)	(40,350)	(39,450)
Gross profit / (loss)	21,447	45,490	38,062
Net (loss) / gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(11,972)	(13,025)	(16,964)
Selling expenses	5,052	5,863	5,325
Other operating results, net	(474)	(1,577)	(741)
Management fees			0
Profit / (loss) from operations	3,949	25,025	15,032
Share of loss of associates and joint ventures	0	0	0
Profit for the year	3,949	25,025	15,032
Property, plant and equipment	47,580	42,803	47,815
Investment in associates and joint ventures	0	0	0
Other reportable assets	584	948	1,031
Reportable assets	48,164	43,751	48,846
Investment and trading properties	0	0	0
Total Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	374,662	377,202	374,521
Costs	(87,606)	(68,167)	(68,825)
Gross profit / (loss)	287,056	309,035	305,696
Net (loss) / gain from fair value adjustment of investment properties	9,135	(476,237)	(265,944)
General and administrative expenses	(69,103)	(71,737)	(101,152)
Selling expenses	24,108	24,387	23,507
Other operating results, net	(17,199)	(9,780)	(37,730)
Management fees			0
Profit / (loss) from operations	185,781	(273,106)	(122,637)
Share of loss of associates and joint ventures	25,332	47,068	20,145
Profit for the year	211,113	(226,038)	(102,492)
Property, plant and equipment	83,653	77,190	100,368
Investment in associates and joint ventures	169,700	173,401	148,654
Other reportable assets	7,379	81,609	46,039
Reportable assets	2,759,963	2,716,344	3,288,882
Investment and trading properties	2,499,231	2,384,144	2,993,821
Other [Member]
Statement [Line Items]
Revenues	6,709	5,357	4,843
Costs	(4,081)	(3,781)	(3,864)
Gross profit / (loss)	2,628	1,576	979
Net (loss) / gain from fair value adjustment of investment properties	(570)	(403)	(585)
General and administrative expenses	(14,162)	(13,428)	(31,991)
Selling expenses	1,513	1,203	601
Other operating results, net	2,663	1,150	(29,023)
Management fees			0
Profit / (loss) from operations	(10,954)	(12,308)	(61,221)
Share of loss of associates and joint ventures	25,332	47,068	20,145
Profit for the year	14,378	34,760	(41,076)
Property, plant and equipment	4,107	4,184	4,547
Investment in associates and joint ventures	169,700	173,401	148,654
Other reportable assets	2,999	2,961	3,066
Reportable assets	178,912	183,698	160,432
Investment and trading properties	$ 2,106	$ 3,152	$ 4,165